MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN
Total provisions for employee benefits	¥ 63,799	¥ 39,495	¥ 24,539